Taxation - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Effective tax rate on profit before taxation	16.70%	18.70%	9.30%